Vessels, Net - Navios Containers (Table) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance		$ 1,037,206
Additions		102,031	$ (40,642)
Disposals		(7,545)
Vessel impairment losses		(32,677)	(27,201)	$ 0
Balance		$ 1,099,015	$ 1,037,206
Navios Containers | Cost
Property Plant And Equipment [Line Items]
Balance	$ 32,350
Additions	61,503
Navios Containers' deconsolidation	(93,853)
Balance	0
Navios Containers | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	0
Additions	(114)
Navios Containers' deconsolidation	114
Balance	0
Navios Containers | Net Book Value
Property Plant And Equipment [Line Items]
Balance	32,350
Additions	61,389
Navios Containers' deconsolidation	(93,739)
Balance	$ 0